Unaudited Pro Forma Condensed Combined Statement of Operations - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other income (expense):
Net loss	$ (29,843)	$ (518,863)
Weighted-average number of shares used to compute net loss per share, basic	219,048	218,880
Nuvation Bio, Inc. Historical [Member]
Revenue	$ 0	$ 0
Cost of revenue	0	0
Gross profit	0	0
Operating expenses
Acquired in-process research and development	0	0
Research and development	12,842	71,289
General and administrative	7,357	28,533
Total operating expenses	20,199	99,822
Loss from operations	(20,199)	(99,822)
Other income (expense):
Interest income	7,130	24,611
Other loss, net	(1,723)	(591)
Total other income (expense)	5,407	24,020
Loss before income taxes	(14,792)	(75,802)
Provision for income taxes	0	0
Net loss	$ (14,792)	$ (75,802)
Net loss per share, basic	$ (0.07)	$ (0.35)
Net loss per share, diluted	$ (0.07)	$ (0.35)
Weighted-average number of shares used to compute net loss per share, basic	219,048	218,880
Weighted-average number of shares used to compute net loss per share, diluted	219,048	218,880
AnHeart Therapeutics, LTD Historical [Member]
Revenue	$ 5,151	$ 47,313
Cost of revenue	2,332	9,851
Gross profit	2,819	37,462
Operating expenses
Acquired in-process research and development	0	0
Research and development	10,167	43,882
General and administrative	7,104	10,389
Total operating expenses	17,271	54,271
Loss from operations	(14,452)	(16,809)
Other income (expense):
Interest income	275	426
Other loss, net	(281)	51
Total other income (expense)	(6)	477
Loss before income taxes	(14,458)	(16,332)
Provision for income taxes	(21)	(325)
Net loss	(14,479)	(16,657)
Transaction Accounting Adjustments [Member]
Revenue	0	0
Cost of revenue	0	0
Gross profit	0	0
Operating expenses
Acquired in-process research and development	0	418,755
Research and development	(79)	2,849
General and administrative	651	4,800
Total operating expenses	572	426,404
Loss from operations	(572)	(426,404)
Other income (expense):
Interest income	0	0
Other loss, net	0	0
Total other income (expense)	0	0
Loss before income taxes	(572)	(426,404)
Provision for income taxes	0	0
Net loss	$ (572)	$ (426,404)
Weighted-average number of shares used to compute net loss per share, basic	27,646	27,646
Weighted-average number of shares used to compute net loss per share, diluted	27,646	27,646
Pro Forma Combined [Member]
Revenue	$ 5,151	$ 47,313
Cost of revenue	2,332	9,851
Gross profit	2,819	37,462
Operating expenses
Acquired in-process research and development	0	418,755
Research and development	22,930	118,020
General and administrative	15,112	43,722
Total operating expenses	38,042	580,497
Loss from operations	(35,223)	(543,035)
Other income (expense):
Interest income	7,405	25,037
Other loss, net	(2,004)	(540)
Total other income (expense)	5,401	24,497
Loss before income taxes	(29,822)	(518,538)
Provision for income taxes	(21)	(325)
Net loss	$ (29,843)	$ (518,863)
Net loss per share, basic	$ (0.12)	$ (2.1)
Net loss per share, diluted	$ (0.12)	$ (2.1)
Weighted-average number of shares used to compute net loss per share, basic	246,694	246,526
Weighted-average number of shares used to compute net loss per share, diluted	246,694	246,526